Schedule of 35,000 Stock Options Valuation - August 6, 2013 (Details) (USD $)	9 Months Ended
Sep. 30, 2013 Y
Additional Paid-in Capital Schedule Of 35,000 Stock Options Valuation - August 6, 2013 1	75.00%
Additional Paid-in Capital Schedule Of 35,000 Stock Options Valuation - August 6, 2013 2	3.13
Additional Paid-in Capital Schedule Of 35,000 Stock Options Valuation - August 6, 2013 3	0.62%
Additional Paid-in Capital Schedule Of 35,000 Stock Options Valuation - August 6, 2013 4	$ 0